Condensed Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities:
Net loss	$ (7,846,048)	$ (11,875,682)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3,653,746	3,608,080
Loss on inventory write-downs	120,931	0
Share-based compensation expense	682,833	6,162,902
Issuance cost of convertible note measured at fair value	260,967	0
Changes in operating assets and liabilities:
Accounts receivable	201,384	(400,198)
Inventory	6,812	(698,295)
Other current assets	(757)	313,792
Accrued expenses and other current and long-term liabilities	(499,102)	483,660
Operating lease liabilities	(14,237)	(14,896)
Contract liabilities	111,717	0
Net cash used in operating activities	(3,321,754)	(2,420,637)
Cash flows from investing activities:
Purchase of property and equipment	(107,867)	(669,792)
Increase in refundable deposits	(9,661)	4,713
Net cash used in investing activities	(117,528)	(665,079)
Cash flows from financing activities
Proceeds from convertible notes payable	1,000,000	550,000
Proceeds from convertible notes payable, related party	2,000,000	850,000
Proceeds from other notes payable, related party	0	800,000
Proceeds from senior secured convertible notes payable	2,000,000	0
Repayments of convertible notes payable, related party	(114,026)	0
Repayments of other notes payable, related party	(572,000)	(129,405)
Net proceeds from Uplisting in Nasdaq	0	1,780,204
Payments of issuance cost of convertible note measured at fair value	(290,000)	0
Net cash provided by financing activities	4,023,974	3,850,799
Effect from foreign currency exchange	(67,091)	(99,435)
Net increase in cash and cash equivalents	517,601	665,648
Cash and cash equivalents at beginning of period	1,853,362	1,751,499
Cash and cash equivalents at end of period	2,370,963	2,417,147
Supplemental cash flow information:
Cash paid for interest	16,897	1,872
Noncash financing and investing activities
Purchase of equipment and intangible assets by issuing convertible notes payable to a related party	0	26,000,000
Conversion of convertible notes payable to common stock and accrued interest waived or converted by convertible note holders	274,789	30,442,959
Issuance of common stock in exchange of motor vehicle	48,559	0
Payable for purchase of equipment	$ 107,867	$ 669,792